Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 24, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 12, 2024
Share-Based Compensation [Line Items]
Exercisable grant term		9 years 6 months 14 days
Vested term		3 years
Shares granted					364,000
Vested RSU’s (in Dollars)
Exercise price per share (in Dollars per share)
Options value (in Dollars)	$ 193
Replacement options per share (in Dollars per share)		$ 18.1
Replacement warrants (in Dollars)		$ 59
Total fair value option (in Dollars per share)		$ 1.1		$ 1.03
Total unrecognized costs (in Dollars)		$ 315
Recognized over a period		4 years
American Depositary Shares [Member]
Share-Based Compensation [Line Items]
Shares granted	18,680
Exercise price per share (in Dollars per share)	$ 18.1
Exchange for the options shares		5,627
2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term		10 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vested term				3 years
Shares granted		321,841	94,964
Vested RSU’s (in Dollars)		$ 281		$ 635
Aggregate purchase shares	18,680
Officers and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares granted		220,300		36,423
Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares granted		101,541
Employee [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Shares granted				8,509
Board of directors [Member]
Share-Based Compensation [Line Items]
Shares granted				44,933
Minimum [Member] | 2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Vested term		3 years
Maximum [Member] | 2005 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Vested term		4 years
2018 Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term		10 years
2018 Israeli Share Option Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vested term		3 years
2018 Israeli Share Option Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vested term		4 years